Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The Company owned equipment recorded at cost which consisted of the following as of December 31, 2017 and 2016:

	2017	2016
Computer equipment	$83,079	$66,433
Furniture and fixtures	158,502	132,905
Subtotal	241,581	199,338
Accumulated depreciation	74,276	(25,689)
Property and equipment, net	$167,305	$173,649

Depreciation expense was $48,587 and $22,414 for the years ended December 31, 2017 and 2016, respectively.